Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2021
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	327	360	399	62
Expensed as selling, general and administrative	1,768	1,897	1,840	289
Expensed as research and development	3,531	4,471	4,817	756

	5,626	6,728	7,056	1,107

Baidu
Option Activity
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2020	24,219,040	17	7	245

Granted	1,299,528	17
Exercised	(3,040,752)	15
Forfeited/Cancelled	(1,024,256)	14

Outstanding, December 31, 2021	21,453,560	17	6	84

Vested and expected to vest at December 31, 2021	18,836,432	18	6	69

Exercisable at December 31, 2021	14,356,680	19	5	44

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31
	2019	2020	2021
Risk-free interest rate	1.58%~2.49%	1.51~1.52%	0.63~1.23%
Dividend yield	—	—	—
Expected volatility range	34.62%~35.14%	34.83%~34.92%	38.12%~39.82%
Expected life (in years)	5.83~6.03	5.90~6.01	5.80~5.86

Restricted Shares Activity
Restricted Shares activity for the year ended December 31, 2021 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2020	130,501,520	16
Granted	68,985,632	23
Vested	(44,506,528)	18
Forfeited/Cancelled	(16,540,152)	17

Unvested, December 31, 2021	138,440,472	19

iQIYI
Option Activity
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of share options	Weighted average exercise price （ US$ ）	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Outstanding, December 31, 2020	420,698,274	0.49	7	846
Granted	2,583,000	0.51
Forfeited/Expired	(16,151,880)	0.51
Exercised	(65,463,860)	0.43

Outstanding, December 31, 2021	341,665,534	0.49	7	57

Vested and expected to vest at December 31, 2021	335,342,645	0.48	7	56

Exercisable at December 31, 2021	253,949,473	0.48	6	45

Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	171	202	173	27
Expensed as selling, general and administrative	676	851	718	113
Expensed as research and development	238	317	328	51

	1,085	1,370	1,219	191